Contingencies (Pricing and Medicaid Litigation) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Other current liabilities	$ 1,396,538,000	$ 983,546,000
Pricing and Medicaid Litigation
Loss Contingencies [Line Items]
Loss contingency accrual	56,000,000	50,000,000
Loss contingency accrual, payments	0
Pricing and Medicaid Litigation | Indemnification agreement | Mylan Specialty
Loss Contingencies [Line Items]
Other current liabilities	$ 64,100,000
Pricing and Medicaid Litigation | New York | Counties
Loss Contingencies [Line Items]
Number of plaintiffs	40